FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Other receivables and assets	$ 274	$ 13,481
Assets	1,608,996	1,080,262
Liabilities
Liability measured at fair value	25,822	14,387
Other provisions (CVR)	92,671	17,144
Fair Value Through Profit Loss [Member]
Assets
Accounts receivable	2,321	13,480
Derivative Financial Instrument
Assets	2,321	13,480
Liabilities
Debentures (a)	7,051	3,892
Liability measured at fair value	1,012	3,362
Other provisions (CVR)	11,982
Fair Value Through Profit Loss [Member] | Hierarchy [Member]
Assets
Accounts receivable	2,321	13,213
Other receivables and assets
Derivative Financial Instrument
Assets	2,321	13,213
Liabilities
Debentures (a)	186,433	162,515
Liability measured at fair value	26,834	17,749
Derivative Financial Instrument	404,697	124,326
Deferred consideration (NSR)	23,643
Other provisions (CVR)	11,982
Total	653,589	304,590
Fair Value Through O C I [Member]
Assets
Accounts receivable
Derivative Financial Instrument	4,418
Assets	14,109	3,454
Liabilities
Debentures (a)
Liability measured at fair value
Other provisions (CVR)
Fair Value Through O C I [Member] | Hierarchy [Member]
Assets
Accounts receivable
Other receivables and assets	9,691	2,168
Derivative Financial Instrument	4,418
Assets	14,109	2,168
Liabilities
Debentures (a)
Liability measured at fair value
Derivative Financial Instrument		15,164
Deferred consideration (NSR)
Other provisions (CVR)
Total		$ 15,164